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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                -----------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         J. Christopher Flowers
                 -------------------------------
   Address:      c/o J.C. Flowers & Co. LLC
                 -------------------------------
                 717 Fifth Avenue
                 -------------------------------
                 26th Floor
                 -------------------------------
                 New York, NY 10022
                 -------------------------------


Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Christopher Flowers
         -------------------------------
Phone:   (212) 404-6800
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ J. Christopher Flowers          New York, NY      February 14, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 3
                                        --------------------

Form 13F Information Table Value Total: $277,991
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

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                           FORM 13F INFORMATION TABLE
                             J. CHRISTOPHER FLOWERS
                       FOR QUARTER ENDED DECEMBER 31, 2007

                                                                                                             VOTING AUTHORITY
                          TITLE OF            VALUE   SHRS OR PRN  SH/   PUT/CALL   INVESTMENT   OTHER       ----------------
NAME OF ISSUER             CLASS     CUSIP   (X$1000)     AMT      PRN              DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------  --------   -----   -------- -----------  ---   --------   ----------  --------   ----    ------   ----
ENSTAR GROUP LIMITED (1)  SHS      G3075P101 $149,543 1,221,555    SH                  SOLE              1,121,988
AFFIRMATIVE INS HLDGS
 INC (2)                  COM      008272106 $75,885  7,310,662    SH                  SOLE              7,310,662
ENCORE CAP GROUP INC (3)  COM      292554102 $52,563  5,430,101    SH                  SOLE              5,430,101

(1) Mr. Flowers holds this position personally. The bye-laws of Enstar Group Limited reduce the total voting power of any U.S. shareholder or direct foreign shareholder group owning 9.5% or more of its Ordinary Shares to less than 9.5% of the voting power of all of Enstar Group Limited's shares. As a result of this provision, Mr. Flowers had voting authority with respect to only
1,121,988 of the 1,221,555 shares of Enstar Group Limited over which he had investment discretion as of December 31, 2007.

(2) Mr. Flowers exercises investment discretion over this position through JCF Associates I LLC, of which he is the managing member, on behalf of J.C. Flowers I L.P.

(3) Mr. Flowers exercises investment discretion over this position through JCF Associates II Ltd., of which he is the director, on behalf of J.C. Flowers II L.P., J.C. Flowers II-A L.P. and J.C. Flowers II-B L.P.